Accounts and Other Receivables - Allowance for Doubtful Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 2.3	$ 2.7
Charged to expense	1.0
Recoveries	(1.2)	(0.4)
Balance at end of period	$ 2.1	$ 2.3